Gains (Losses) on Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Nondesignated | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	$ (4,156)	$ 19,048
Nondesignated | Costless Collar Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	5,111	(6,624)	(4,897)
Nondesignated | Cross Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments Gain Loss Recognized In Accumulated Other Comprehensive Income Loss	21,359	(22,600)
Non Derivative Financial Instruments | Foreign Denominated Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments Gain Loss Recognized In Accumulated Other Comprehensive Income Loss	$ 22,039	$ (50,581)